Other Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2011
Computer Software, Intangible Asset
Components of Intangible Assets

Computer software at December 31 is summarized as follows:

(in thousands)	2011	2010
Licensed computer software	$423,100	403,115
Software development costs	283,452	265,029
Acquisition technology intangibles	76,055	75,891

Total computer software	782,607	744,035

Less accumulated amortization:
Licensed computer software	309,571	275,145
Software development costs	208,781	183,853
Acquisition technology intangibles	49,011	38,613

Total accumulated amortization	567,363	497,611

Computer software, net	$215,244	246,424

Weighted Average Useful Life

The weighted average useful life for each component of computer software, and in total, at December 31, 2011, is as follows:

Weighted Average Amortization Period (Yrs)
Licensed computer software	5.6
Software development costs	6.0
Acquisition technology intangibles	6.9

Total	5.9

Estimated Future Amortization Expense

Estimated future amortization expense of licensed computer software, software development costs and acquisition technology intangibles as of December 31, 2011 for the next five years is:

(in thousands)	Licensed Computer Software	Software Development Costs	Acquisition Technology Intangibles
2012	$38,573	38,456	9,319
2013	30,891	14,968	7,665
2014	22,125	11,135	5,873
2015	15,287	7,302	2,828
2016	6,349	1,892	1,359

Contract Acquisition Costs
Components of Intangible Assets

Significant components of contract acquisition costs at December 31 are summarized as follows:

(in thousands)	2011	2010
Conversion costs, net	$88,765	80,521
Payments for processing rights, net	74,222	85,730

Total	$162,987	166,251

Weighted Average Useful Life

The weighted average useful life for each component of contract acquisition costs, and in total, at December 31, 2011 is as follows:

Weighted Average Amortization Period (Yrs)
Payments for processing rights	9.6
Conversion costs	7.4

Total	8.6

Estimated Future Amortization Expense

Estimated future amortization expense on payments for processing rights and conversion costs as of December 31, 2011 for the next five years is:

(in thousands)	Payments for Processing Rights	Conversion Costs
2012	$14,742	17,825
2013	14,355	18,115
2014	12,289	15,906
2015	8,429	13,838
2016	8,608	11,149

Other intangible assets
Components of Intangible Assets

Significant components of other intangible assets at December 31 are summarized as follows:

	2011
(in thousands)	Gross	Accumulated Amortization	Net
Customer relationships	$106,312	(34,899)	$71,413
Trade association	10,000	(1,750)	8,250
Trade name	2,024	(2,024)	—
Channel relationships	1,600	(107)	1,493
Covenants-not-to-compete	1,140	(1,046)	94

Total	$121,076	(39,826)	$81,250

	2010
(in thousands)	Gross	Accumulated Amortization	Net
Customer relationships	$93,727	(22,859)	$70,868
Trade association	10,000	(750)	9,250
Trade name	6,031	(3,031)	3,000
Covenants-not-to-compete	1,000	(1,000)	—

Total	$110,758	(27,640)	$83,118

Weighted Average Useful Life

The weighted average useful life for each component of other intangible assets, and in total, at December 31, 2011 is as follows:

Weighted Average Amortization Period (Yrs)
Channel relationships	10.0
Trade association	10.0
Customer relationships	7.9
Trade name	2.8
Covenant-not-to-compete	2.7

Total	8.0

Estimated Future Amortization Expense	Estimated future amortization expense on other intangible assets as of December 31, 2011 for the next five years is:

(in thousands)
2012	$14,145
2013	12,848
2014	12,575
2015	11,896
2016	11,766